UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

Dreyfus Institutional Treasury Securities Cash Advantage Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

SEMIANNUAL REPORT

October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Obligations Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury Obligations Cash Advantage Fund (formerly, Dreyfus Institutional Treasury and Agency Cash Advantage Fund) covers the six-month period ended October 31, 2019. During the reporting period, the fund produced the following annualized yields and effective yields:1

	Annualized Yield	Annualized Effective Yield
Institutional Shares	2.08%	2.10%
Hamilton Shares	2.03%	2.05%
Premier Shares	1.78%	1.79%

Yields of money market instruments declined during the reporting period in response to three reductions in short-term interest rates from the Federal Reserve Board (the “Fed”).

Economy Slows, Federal Reserve Cuts Interest Rates

At the beginning of the reporting period, the U.S. economy was relatively strong and labor markets were healthy, while core inflation, which excludes food and energy prices, remained subdued. By the end of the period, concerns about the global economy and its possible effect on U.S. growth had prompted the Fed to cut the federal funds rate three times, bringing it to a range of 1.50%-1.75%, amid concerns about an economic slowdown.

After the rate hike at the end of 2018, Fed Chair Jerome Powell made it clear in January 2019 that the Fed would alter its tightening plans if the outlook for growth were to weaken. While the U.S. economy continued to expand, global growth continued to slow, with particular weakness appearing in the manufacturing sector in Europe, as indicated by purchasing managers’ indices.

By March 2019, a slowing global economy and mixed domestic economic data had led the Fed to back off plans for further rate hikes during the year. Major central banks in other developed markets also implemented more expansive policies.

Despite trade tensions with China, the U.S. economy remained strong relative to other developed economies, but slowed relative to its pace in 2018. Gross domestic product grew by 2.0% in the second quarter of 2019 and 1.9% in the third quarter. This followed growth rates of 3.1% in the first quarter and 2.9% for full-year 2018.

The labor market generally remained strong throughout the reporting period, though somewhat weaker than in 2018. Job creation averaged 162,000, down from 223,000 for full-year 2018. The low occurred in May 2019, with 62,000, and the high came in August 2019, with 219,000. The unemployment rate remained steady, varying between 3.5% and 3.7%. Wage growth continued to be relatively strong, remaining at or above 3.0%, year over year, during the reporting period.

2

Despite steady economic growth, a tight labor market and rising wages, inflation remained subdued. The “core” personal consumption expenditures (PCE) price index, which excludes volatile food and energy prices, stayed below the Fed’s 2.0% target. But as prospects brightened for an interim U.S.-China trade agreement, and the Fed cut interest rates, fears of a growth slowdown eased, economic data became more positive, and the core PCE price index hit 2.2%, its highest reading since the first quarter of 2018.

The Fed in Wait-and-See Mode

Despite steady growth and strong employment, core inflation during the period remained near the Fed’s target rate of 2.0%, leading the Fed to take a wait-and-see approach regarding future rate actions. Given this environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields when they become available. As always, we have retained our long-standing focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies

November 15, 2019

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Obligations Cash Advantage Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.71	$.96	$2.22
Ending value (after expenses)	$1,010.50	$1,010.30	$1,009.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.71	$.97	$2.24
Ending value (after expenses)	$1,024.43	$1,024.18	$1,022.92

†Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional Shares, .19% for Hamilton Shares, .44% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

October 31, 2019 (Unaudited)

U.S. Treasury Bills - 14.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/19/19	1.96	50,000,000	[a]	49,951,625
1/2/20	2.07	30,000,000	[a]	29,894,858
Total U.S. Treasury Bills (cost $79,846,483)				79,846,483
U.S. Treasury Floating Rate Notes - 22.1%
11/5/19, 3 Month U.S. T-BILL +.03%	1.67	10,000,000	[b]	10,000,266
11/5/19, 3 Month U.S. T-BILL +.04%	1.68	35,000,000	[b]	34,999,882
11/5/19, 3 Month U.S. T-BILL +.05%	1.68	30,000,000	[b]	29,979,570
11/5/19, 3 Month U.S. T-BILL +.12%	1.75	5,000,000	[b]	4,998,588
11/5/19, 3 Month U.S. T-BILL +.14%	1.78	30,000,000	[b]	30,000,210
11/5/19, 3 Month U.S. T-BILL +.22%	1.86	10,000,000	[b]	10,000,861
Total U.S. Treasury Floating Rate Notes (cost $119,979,377)				119,979,377
Repurchase Agreements - 62.7%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 10/31/19, due at 11/1/19 in the amount of $110,005,286 (fully collateralized by original par $109,232,884 U.S. Treasuries (including strips) 0.00%-3.13% due 3/26/20-8/15/44 value $112,200,010)	1.73	110,000,000		110,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 10/9/19, due at 11/8/19 in the amount of $45,067,500 (fully collateralized by original par $42,194,067 U.S. Treasuries (including strips) 0.00%-2.50% due 11/7/19-2/15/46 value $45,900,000)	1.80	45,000,000	[c]	45,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 10/31/19, due at 11/1/19 in the amount of $85,004,132 (fully collateralized by original par $83,059,873 U.S. Treasuries (including strips) 0.00%-8.75% due 11/5/19-8/15/49 value $86,700,000)	1.75	85,000,000		85,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 62.7% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
RBC Dominion Securities , Tri-Party Agreement thru BNY Mellon, dated 10/31/19, due at 11/1/19 in the amount of $100,004,778 (fully collateralized by original par $100,857,700 U.S. Treasuries (including strips) 0.00%-2.63% due 1/2/20-6/30/23 value $102,000,073)	1.72	100,000,000	100,000,000
Total Repurchase Agreements (cost $340,000,000)			340,000,000
Total Investments (cost $539,825,860)		99.5%	539,825,860
Cash and Receivables (Net)		.5%	2,731,725
Net Assets		100.0%	542,557,585

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At October 31, 2019, these securities amounted to $45,000,000 or 8.29% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	62.7
U.S. Treasury Securities	36.8
99.5

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $340,000,000) —Note 1(b)	539,825,860	539,825,860
Cash		2,761,062
Interest receivable		84,671
		542,671,593
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		111,382
Trustees fees and expenses payable		2,626
		114,008
Net Assets ($)		542,557,585
Composition of Net Assets ($):
Paid-in capital		542,544,298
Total distributable earnings (loss)		13,287
Net Assets ($)		542,557,585

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	237,729,503	58,527,154	246,300,928
Shares Outstanding	237,314,195	58,453,287	246,133,999
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	6,964,855
Expenses:
Management fee—Note 2(a)	434,455
Shareholder servicing costs—Note 2(b)	292,586
Service Plan fees—Note 2(b)	82,732
Administration fee—Note 2(b)	55,965
Trustees’ fees—Note 2(a,d)	29,695
Total Expenses	895,433
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(29,695)
Net Expenses	865,738
Investment Income—Net	6,099,117
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,910
Net Increase in Net Assets Resulting from Operations	6,103,027

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	6,099,117	12,136,687
Net realized gain (loss) on investments	3,910	9,377
Net Increase (Decrease) in Net Assets Resulting from Operations	6,103,027	12,146,064
Distributions ($):
Distributions to shareholders:
Institutional Shares	(2,710,021)	(6,234,461)
Hamilton Shares	(912,490)	(1,379,071)
Premier Shares	(2,476,606)	(4,586,860)
Total Distributions	(6,099,117)	(12,200,392)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	772,039,586	4,045,265,716
Hamilton Shares	169,056,527	807,474,030
Premier Shares	1,111,672,790	1,597,209,315
Distributions reinvested:
Institutional Shares	1,503,992	3,089,336
Hamilton Shares	92,297	251,247
Premier Shares	24,718	108,675
Cost of shares redeemed:
Institutional Shares	(771,417,176)	(4,043,869,218)
Hamilton Shares	(332,346,798)	(639,319,740)
Premier Shares	(1,099,357,771)	(1,611,151,937)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(148,731,835)	159,057,424
Total Increase (Decrease) in Net Assets	(148,727,925)	159,003,096
Net Assets ($):
Beginning of Period	691,285,510	532,282,414
End of Period	542,557,585	691,285,510

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

					Four
					Months
Six Months Ended					Ended	Year Ended
October 31, 2019		Year Ended April 30,			April 30,	December 31,
Institutional Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.010	.020	.011	.003	.001	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.010)	(.020)	(.011)	(.003)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.05[c]	2.07	1.07	.34	.07[c]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.15[e]	.15	.14	.14	.14[e]	.14	.14
Ratio of net expenses to average net assets	.14[e]	.14	.13	.14	.14[e]	.08	.06
Ratio of net investment income
to average net assets	2.08[e]	2.06	.94	.36	.20[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	237,730	235,601	230,991	264,327	136,056	126,785	201,407

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

					Four
					Months
Six Months Ended					Ended	Year Ended
October 31, 2019		Year Ended April 30,			April 30,	December 31,
Hamilton Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.010	.020	.010	.003	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.010)	(.020)	(.010)	(.003)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.03[c]	2.02	1.01	.29	.05 [c]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.20	.19	.19	.19[e]	.19	.19
Ratio of net expenses to average net assets	.19[e]	.19	.18	.19	.19 [e]	.08	.06
Ratio of net investment income
to average net assets	2.10[e]	1.95	.94	.30	.14[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	58,527	221,725	53,323	213,770	160,133	195,153	218,027

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

					Four
					Months
Six Months Ended					Ended	Year Ended
October 31, 2019		Year Ended April 30,			April 30,	December 31,
Premier Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.017	.008	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.017)	(.008)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.90[c]	1.76	.76	.08	.00[c,d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.45[e]	.45	.44	.44	.44[e]	.44	.44
Ratio of net expenses to average net assets	.44[e]	.44	.43	.39	.33[e]	.08	.06
Ratio of net investment income
to average net assets	1.81[e]	1.72	.72	.07	.01[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	246,301	233,959	247,968	289,560	420,212	482,654	668,132

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Obligations Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

Effective July 1, 2019, the fund changed its name from “Dreyfus Institutional Treasury and Agency Cash Advantage Fund” to “Dreyfus Institutional Treasury Obligations Cash Advantage Fund”.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Effective May 31, 2019, each share class of the funds, except Institutional shares, became subject to a Shareholder Services Plan, and the Premier shares of the funds became subject to an Administrative Services Plan (the “Plans”). The Plans replaced the Service Plan adopted pursuant to Rule 12b-1 under the Act which had been in place for each share class of the funds, except Institutional Shares, prior to May 31, 2019. The aggregate fees paid by each fund pursuant to the Plans will continue to be the same as the fees that were payable under the prior Service Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

14

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	539,825,860
Level 3 - Significant Unobservable Inputs	-
Total	539,825,860

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: ordinary income $12,182,365 and long-term capital gains $18,027. The tax character of current year distributions will be determined at the end of the current fiscal year.

16

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, The Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2019, fees reimbursed by the Adviser amounted to $29,695.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Hamilton shares and Premier shares pay the Distributor at annual rates of .05%. and .26%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to the fund’s applicable Premier shares, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Premier shares pay the Distributor at an annual rate of .05% of the value of the applicable Premier shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended October 31, 2019, Hamilton shares and Premier shares were charged $12,760 and $279,826, respectively, pursuant to the Shareholder Services Plan and Premier shares were charged $55,965 pursuant to the Administrative Services Plan.

Prior to May 31, 2019, the fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), with respect to the fund’s applicable Hamilton shares and Premier shares, the fund had paid the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05% and .30% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2019, Hamilton shares and Premier shares were charged $8,918 and $73,814, respectively, pursuant to the Service Plan.

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $59,830, Administration fees of $9,001 and Shareholder Service Plan fees of $47,394, which are offset against an expense reimbursement currently in effect in the amount of $4,843.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

18

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s gross total return performance (without including fees and expenses) was at or above the Performance Group and Performance Universe medians for all periods. The fund’s net total return performance (including fees and expenses) was at or above the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result

20

of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

21

For More Information

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich StreetNew York, NY 10286

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Premier: DRRXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6549SA1019

Dreyfus Institutional Treasury Securities Cash Advantage Fund

SEMIANNUAL REPORT

October 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the six-month period ended October 31, 2019. During the reporting period, the fund produced the following annualized yields and effective yields:1

	Annualized Yield	Annualized Effective Yield
Institutional Shares	2.03%	2.05%
Hamilton Shares	1.99%	2.01%
Premier Shares	1.74%	1.75%

Yields of money market instruments climbed during the reporting period in response to three reductions in short-term interest rates from the Federal Reserve Board (the “Fed”).

Economy Slows, Federal Reserve Cuts Interest Rates

At the beginning of the reporting period, the U.S. economy was relatively strong and labor markets were healthy, while core inflation, which excludes food and energy prices, remained subdued. By the end of the period, concerns about the global economy and its possible effect on U.S. growth had prompted the Fed to cut the federal funds rate three times, bringing it to a range of 1.50%-1.75%, amid easing concerns about an economic slowdown.

After the rate hike at the end of 2018, Fed Chair Jerome Powell made it clear in January 2019 that the Fed would alter its tightening plans if the outlook for growth were to weaken. While the U.S. economy continued to expand, global growth continued to slow, with particular weakness appearing in the manufacturing sector in Europe, as indicated by purchasing managers’ indices.

By March 2019, a slowing global economy and mixed domestic economic data had led the Fed to back off plans for further rate hikes during the year. Major central banks in other developed markets also implemented more expansive policies.

Despite trade tensions with China, the U.S. economy remained strong, relative to other developed economies, but slowed relative to its pace in 2018. Gross domestic product grew by 2.0% in the second quarter of 2019 and 1.9% in the third quarter. This followed growth rates of 3.1% in the first quarter and 2.9% for full-year 2018.

The labor market generally remained strong throughout the reporting period, though somewhat weaker than in 2018. Job creation averaged 162,000, down from 223,000 for full-year 2018. The low occurred in May 2019, with 62,000, and the high came in August 2019, with 219,000. The unemployment rate remained steady, varying between 3.5% and 3.7%. Wage growth continued to be relatively strong, remaining at or above 3.0%, year over year, during the reporting period.

Despite steady economic growth, a strong labor market and rising wages, inflation remained subdued. The “core” personal consumption expenditures (PCE) price index, which excludes volatile food and

2

energy prices, stayed below the Fed’s 2.0% target. But as prospects brightened for an interim U.S.-China trade agreement, and the Fed cut interest rates, fears of a growth slowdown eased, economic data became more positive, and the core PCE price index hit 2.2%, its highest reading since the first quarter of 2018.

The Fed in Wait-and-See Mode

Despite steady growth and strong employment, core inflation during the period remained near the Fed’s target rate of 2.0%, leading the Fed to take a wait-and-see approach regarding future rate actions. Given this environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields when they become available. As always, we have retained our long-standing focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies

November 15, 2019

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.81	$1.01	$2.27
Ending value (after expenses)	$1,010.30	$1,010.10	$1,008.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.81	$1.02	$2.29
Ending value (after expenses)	$1,024.33	$1,024.13	$1,022.87

†Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional Shares, .20% for Hamilton Shares and .45% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

October 31, 2019 (Unaudited)

U.S. Treasury Bills - 101.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/5/19	1.92	171,000,000	[a]	170,963,978
11/7/19	1.83	6,000,000	[a]	5,998,200
11/14/19	1.88	25,000,000	[a]	24,983,299
11/19/19	1.65	5,000,000	[a]	4,995,925
11/26/19	1.67	3,000,000	[a]	2,996,562
12/5/19	1.97	95,000,000	[a]	94,826,387
12/10/19	1.69	21,000,000	[a]	20,962,235
12/31/19	0.00	85,000,000	[a]	84,795,056
2/6/20	1.52	7,000,000	[a]	6,971,897
4/16/20	1.64	15,000,000	[a]	14,887,971
Total U.S. Treasury Bills (cost $432,381,510)				432,381,510
U.S. Treasury Floating Rate Notes - 17.7%
11/5/19, 3 Month U.S. T-BILL FLAT	1.64	20,000,000	[b]	19,999,198
11/5/19, 3 Month U.S. T-BILL +.03%	1.67	15,000,000	[b]	15,000,399
11/5/19, 3 Month U.S. T-BILL +.04%	1.68	10,000,000	[b]	9,999,852
11/5/19, 3 Month U.S. T-BILL +.05%	1.68	10,000,000	[b]	10,000,395
11/5/19, 3 Month U.S. T-BILL +.12%	1.75	10,000,000	[b]	9,997,176
11/5/19, 3 Month U.S. T-BILL +.22%	1.86	10,000,000	[b]	10,000,860
Total U.S. Treasury Floating Rate Notes (cost $74,997,880)				74,997,880
Total Investments (cost $507,379,390)		119.4%		507,379,390
Liabilities, Less Cash and Receivables		(19.4%)		(82,383,883)
Net Assets		100.0%		424,995,507

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	119.4
119.4

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	507,379,390	507,379,390
Cash		2,470,630
Interest receivable		8,068
		509,858,088
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		62,820
Payable for investment securities purchased		84,795,056
Trustees fees and expenses payable		4,704
Payable for shares of Beneficial Interest redeemed		1
		84,862,581
Net Assets ($)		424,995,507
Composition of Net Assets ($):
Paid-in capital		425,148,190
Total distributable earnings (loss)		(152,683)
Net Assets ($)		424,995,507

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	378,948,873	2,537,636	43,508,998
Shares Outstanding	379,057,841	2,537,599	43,552,752
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	6,159,966
Expenses:
Management fee—Note 2(a)	443,639
Shareholder servicing costs—Note 2(b)	136,806
Service Plan fees—Note 2(b)	50,885
Trustees’ fees—Note 2(a,d)	26,295
Administration fee—Note 2(b)	21,846
Total Expenses	679,471
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(26,295)
Net Expenses	653,176
Investment Income—Net	5,506,790
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	20,568
Net Increase in Net Assets Resulting from Operations	5,527,358

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	5,506,790	12,237,119
Net realized gain (loss) on investments	20,568	(18,033)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,527,358	12,219,086
Distributions ($):
Distributions to shareholders:
Institutional Shares	(4,176,475)	(8,447,575)
Hamilton Shares	(15,723)	(35,810)
Premier Shares	(1,314,592)	(3,753,734)
Total Distributions	(5,506,790)	(12,237,119)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	559,264,562	2,345,576,894
Hamilton Shares	12,711,690	30,059,120
Premier Shares	267,287,306	1,053,440,716
Distributions reinvested:
Institutional Shares	438,084	925,442
Hamilton Shares	5	9
Premier Shares	893,057	3,001,354
Cost of shares redeemed:
Institutional Shares	(595,191,095)	(2,396,905,623)
Hamilton Shares	(12,150,297)	(30,552,086)
Premier Shares	(414,701,730)	(1,083,382,542)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(181,448,418)	(77,836,716)
Total Increase (Decrease) in Net Assets	(181,427,850)	(77,854,749)
Net Assets ($):
Beginning of Period	606,423,357	684,278,106
End of Period	424,995,507	606,423,357

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

					Four Months
	Six Months Ended				Ended	Year Ended
	October 31, 2019	Year Ended April 30,			April 30,	December 31,
Institutional Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.010	.020	.010	.003	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.010)	(.020)	(.010)	(.003)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.03[c]	2.01	.99	.26	.04[c]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[e]	.17	.16	.16	.16[e]	.16	.16
Ratio of net expenses to average net assets	.16[e]	.16	.16	.16	.16[e]	.04	.03
Ratio of net investment income
to average net assets	2.04[e]	1.99	.99	.28	.11[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	378,949	414,423	464,838	565,621	366,822	351,361	335,941

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

					Four Months
	Six Months Ended				Ended	Year Ended
	October 31, 2019	Year Ended April 30,			April 30,	December 31,
Hamilton Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.010	.019	.009	.002	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.010)	(.019)	(.009)	(.002)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.01[c]	1.97	.95	.22	.02[c]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.21	.20	.20	.20[e]	.20	.20
Ratio of net expenses to average net assets	.20[e]	.20	.20	.20	.20 [e]	.04	.03
Ratio of net investment income
to average net assets	1.96[e]	1.95	.83	.30	.08[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	2,538	1,976	2,469	142,974	143,388	4,395	6,888

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

					Four Months
Six Months ended					Ended	Year Ended
October 31, 2019		Year Ended April 30,			April 30,	December 31,
Premier Shares	(Unaudited)	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.009	.017	.007	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.009)	(.017)	(.007)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.88[c]	1.71	.70	.05	.00[c,d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.46	.45	.45	.45[e]	.45	.45
Ratio of net expenses to average net assets	.45[e]	.45	.45	.36	.25[e]	.04	.03
Ratio of net investment Income
to average net assets	1.82[e]	1.69	.67	.05	.01[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	43,509	190,024	216,971	321,444	468,342	401,092	384,388

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

12

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

3

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	507,379,390
Level 3 - Significant Unobservable Inputs	-
Total	507,379,390

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

14

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $173,251 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. These short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .16% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, The Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2019, fees reimbursed by the Adviser amounted to $26,295.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Hamilton shares and Premier shares pay the Distributor at annual rates of .04%. and .26%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to the fund’s applicable Premier shares, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Premier shares pay the Distributor at an annual rate of .04% of the value of the applicable Premier shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended October 31, 2019, Hamilton shares and Premier shares were charged $272 and $136,534, respectively, pursuant to the Shareholder Services Plan and

16

Premier shares were charged $21,846 pursuant to the Administrative Services Plan.

Prior to May 31, 2019, the fund was subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), with respect to the fund’s applicable Hamilton shares and Premier shares, the fund had paid the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .04% and .29% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2019, Hamilton shares and Premier shares were charged $49 and $50,836, respectively, pursuant to the Service Plan.

(c) The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $56,304, Administration fees of $1,476 and Shareholder Service Plan fees of $9,304, which are offset against an expense reimbursement currently in effect in the amount of $4,264.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 1, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

18

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s gross total return performance (without fees and expenses) was within one to three basis points of the Performance Group median for all periods and within four or five basis points of the Performance Universe median for the periods. The fund’s net total return performance (including fees and expenses) was at or above the Performance Group and Performance Universe medians for all periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s net total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s

20

conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

21

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6564SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)